UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Modern Capital Management, LLC
Address:          45 Rockefeller Plaza, 31st Floor
                  New York, New York 10111


Form 13F File Number: 028-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Dennis J. Mykytyn
Title:            Managing Member
Phone:            (212) 531-5600

Signature, Place, and Date of Signing:

     /s/ Dennis J. Mykytyn     New York, New York          August 14, 2009
     ---------------------     ------------------          ---------------
         [Signature]             [City, State]                 [Date]

Positions previously managed by Modern Capital Advisors, LLC are now managed by Modern Capital Management, LLC.


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     25

Form 13F Information Table Value Total:     $65,531 (thousands)


List of Other Included Managers:

   None.


                                                            FORM 13F INFORMATION TABLE



    NAME OF ISSUER                 TITLE OF      CUSIP       VALUE    SHARES OR  SH/   PUT/  INVESTMENT OTHER    VOTING AUTHORITY
                                   CLASS                     (X$1000) PRN AMT    PRN   CALL  DSCRETN    MANAGERS SOLE  SHARED  NONE
AMERICAN CAPITAL AGENCY CORP       COMMON        02503X105   4463      194283    SH          Sole                 194283
ANNALY CAPITAL MANAGEMENT INC      COMMON        35710409    6758      446406    SH          Sole                 446406
ANWORTH MORTGAGE ASSET CP          COMMON        37347101    4794      664864    SH          Sole                 664864
ARES CAPITAL CORPORATION           COMMON        04010L103    242       30000    SH          Sole                  30000
BANK OF AMERICA CORPORATION        COMMON        60505104    2640      200000    SH          Sole                 200000
Capitol Acquisition Corp           COMMON        14055E104   3999      410600    SH          Sole                 410600
CAPSTEAD MORTGAGE CORP             COMMON        14067E506   6294      495207    SH          Sole                 495207
CAPSTEAD MORTGAGE CORP-$1.26       PREFERRED     14067E308    901       67518    SH          Sole                  67518
CELGENE CORP                       COMMON        151020104    478       10000    SH          Sole                  10000
CHIMERA INVESTMENT CORPORATION     COMMON        16934Q109   3839     1100000    SH          Sole                1100000
CYPRESS SHARPRIDGE INVESTMENTS     COMMON        23281A307   1263      106100    SH          Sole                 106100
DYNEX CAP INC                      PREFERRED     26817Q605    154       15800    SH          Sole                  15800
DYNEX CAPITAL INC                  COMMON        26817Q506   3630      442650    SH          Sole                 442650
FIFTH ST FIN CORP                  COMMON        31678A103    100       10000    SH          Sole                  10000
GRAMERCY CAP CORP                  PREFERRED     384871307    294       49021    SH          Sole                  49021
HATTERAS FINANCIAL CORP            COMMON        41902R103   3391      118603    SH          Sole                 118603
ISHARES TR                         COMMON        464287655   3065       60000    SH    PUT   Sole                  60000
KOHLBERG CAPITAL CORP              COMMON        500233101    126       20000    SH          Sole                  20000
MFA MORTGAGE INVESTMENTS INC       COMMON        55272X102   7612     1100000    SH          Sole                1100000
MVC CAPITAL INC                    COMMON        553829102    418       49402    SH          Sole                  49402
PENN WEST ENERGY TRUST             COMMON        707885109   2546      200000    SH          Sole                 200000
PENNANTPARK INVT CORP              COMMON        708062104   1420      200000    SH          Sole                 200000
SPDR GOLD TRUST                    COMMON        78463V107    456        5000    SH          Sole                   5000
WALTER INVESTMENT MANAGMENT        COMMON        93317W102   4648      350000    SH          Sole                 350000
